STATEMENT OF INVESTMENTS
BNY Mellon New York AMT-Free Municipal Bond Fund

February 29, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%
New York - 98.6%
Albany Capital Resource Corp.,Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. D	4.00	11/1/2051	3,125,000		2,954,937
Brookhaven Local Development Corp.,Revenue Bonds (Jefferson's Ferry Project) Ser. B	4.00	11/1/2045	1,410,000		1,241,712
Broome County Local Development Corp.,Revenue Bonds, Refunding (Good Shepherd Village at Endwell Obligated Group)	4.00	7/1/2047	1,160,000		848,525
Broome County Local Development Corp.,Revenue Bonds, Refunding (United Health Services Hospitals Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	4/1/2050	1,000,000		954,928
Build New York City Resource Corp.,Revenue Bonds (Classical Charter School Project)	4.50	6/15/2043	700,000		696,732
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2051	500,000	[a]	369,198
Build New York City Resource Corp.,Revenue Bonds (NY Preparatory Charter School Project) Ser. A	4.00	6/15/2041	525,000	[a]	429,176
Build New York City Resource Corp.,Revenue Bonds (Sustainable Bond) (KIPP NYC Public Charter Schools)	5.25	7/1/2057	2,000,000		2,065,898
Glen Cove Local Economic Assistance Corp.,Revenue Bonds (Garvies Point Public Improvement Project) Ser. B	0.00	1/1/2045	5,615,000	[b]	1,584,832
Hempstead Town Local Development Corp.,Revenue Bonds, Refunding (Molloy College Project)	5.00	7/1/2034	810,000		830,943
Hudson Yards Infrastructure Corp.,Revenue Bonds, Refunding, Ser. A	5.00	2/15/2039	2,000,000		2,093,974
Long Island Power Authority,Revenue Bonds	5.00	9/1/2047	1,000,000		1,038,562

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	4.00	9/1/2039	3,000,000	3,095,872
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2036	1,500,000	1,703,984
Long Island Power Authority,Revenue Bonds, Refunding, Ser. A	5.00	9/1/2034	1,500,000	1,509,529
Long Island Power Authority,Revenue Bonds, Refunding, Ser. B	5.00	9/1/2036	1,000,000	1,044,961
Long Island Power Authority,Revenue Bonds, Ser. B	5.00	9/1/2037	1,700,000	1,732,980
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. B	5.00	11/15/2037	1,750,000	1,816,786
Metropolitan Transportation Authority,Revenue Bonds, Refunding, Ser. C1	5.00	11/15/2034	2,260,000	2,316,895
Metropolitan Transportation Authority,Revenue Bonds, Ser. C	5.00	11/15/2030	5,000,000	5,046,495
Metropolitan Transportation Authority,Revenue Bonds, Ser. D1	5.25	11/15/2044	2,000,000	2,012,241
Metropolitan Transportation Authority,Revenue Bonds, Ser. E	5.00	11/15/2043	1,880,000	1,880,336
Metropolitan Transportation Authority Hudson Rail Yards Trust,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2051	3,000,000	2,999,841
Monroe County Industrial Development Corp.,Revenue Bonds (Rochester University Project) Ser. A	5.00	7/1/2053	3,500,000	3,814,063
Monroe County Industrial Development Corp.,Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2035	1,150,000	1,185,060
Monroe County Industrial Development Corp.,Revenue Bonds (The Rochester General Hospital)	5.00	12/1/2034	1,100,000	1,135,678
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (Rochester Regional Health Project)	4.00	12/1/2046	555,000	499,626

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. A	4.00	7/1/2050	4,420,000	4,297,419
Monroe County Industrial Development Corp.,Revenue Bonds, Refunding (University of Rochester Project) Ser. A	5.00	7/1/2036	1,000,000	1,064,087
New York City,GO, Refunding, Ser. A	5.00	8/1/2026	2,090,000	2,188,609
New York City,GO, Refunding, Ser. C	5.00	8/1/2033	1,000,000	1,015,392
New York City,GO, Ser. A1	5.00	8/1/2037	3,500,000	3,639,179
New York City,GO, Ser. C	4.00	8/1/2039	3,500,000	3,594,981
New York City,GO, Ser. D1	5.50	5/1/2046	1,250,000	1,409,033
New York City,GO, Ser. E1	4.00	4/1/2045	1,000,000	992,155
New York City,GO, Ser. F1	4.00	3/1/2047	1,000,000	985,212
New York City Housing Development Corp.,Revenue Bonds (Sustainable Bond) Ser. C1A	4.00	11/1/2053	2,310,000	2,144,966
New York City Industrial Development Agency,Revenue Bonds, Refunding (Queens Baseball Stadium Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	1/1/2031	1,250,000	1,404,397
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2032	1,750,000	1,822,420
New York City Industrial Development Agency,Revenue Bonds, Refunding (Yankee Stadium Project) (Insured; Assured Guaranty Municipal Corp.)	4.00	3/1/2045	1,000,000	979,744
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding	4.00	6/15/2050	1,500,000	1,470,397
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. CC1	5.00	6/15/2038	3,595,000	3,755,811
New York City Municipal Water Finance Authority,Revenue Bonds, Refunding, Ser. CC2	4.00	6/15/2041	2,000,000	2,025,132
New York City Municipal Water Finance Authority,Revenue Bonds, Ser. DD1	4.00	6/15/2050	2,500,000	2,450,662

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
New York City Transitional Finance Authority,Revenue Bonds (Insured; State Aid Withholding) Ser. S2	5.00	7/15/2040	3,000,000		3,045,254
New York City Transitional Finance Authority,Revenue Bonds (Insured; State Aid Withholding) Ser. S3	5.00	7/15/2043	2,000,000		2,119,408
New York City Transitional Finance Authority,Revenue Bonds, Refunding (Insured; State Aid Withholding) Ser. S2A	5.00	7/15/2034	1,500,000		1,635,738
New York City Transitional Finance Authority,Revenue Bonds, Ser. E1	5.00	2/1/2040	4,000,000		4,109,039
New York Convention Center Development Corp.,Revenue Bonds (Hotel Unit Fee) Ser. B	0.00	11/15/2046	4,000,000	[b]	1,264,207
New York Convention Center Development Corp.,Revenue Bonds, Refunding (Hotel Unit Fee)	5.00	11/15/2040	1,250,000		1,267,584
New York Liberty Development Corp.,Revenue Bonds, Refunding (Bank of America Tower)	2.80	9/15/2069	1,000,000		910,000
New York Liberty Development Corp.,Revenue Bonds, Refunding (Class 1-3 World Trade Center Project)	5.00	11/15/2044	5,000,000	[a]	5,001,328
New York Liberty Development Corp.,Revenue Bonds, Refunding (Goldman Sachs Headquarters)	5.25	10/1/2035	2,750,000		3,267,757
New York Power Authority,Revenue Bonds, Refunding (Sustainable Bond) Ser. A	4.00	11/15/2055	2,500,000		2,414,903
New York State Dormitory Authority,Revenue Bonds	5.25	7/1/2049	2,300,000		2,528,593
New York State Dormitory Authority,Revenue Bonds (Fordham University)	4.00	7/1/2046	1,000,000		973,075
New York State Dormitory Authority,Revenue Bonds (Rochester Institute of Technology) Ser. A	5.00	7/1/2049	1,000,000		1,055,922
New York State Dormitory Authority,Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2040	1,000,000		1,008,758

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	10/1/2035	900,000	940,449
New York State Dormitory Authority,Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	10/1/2050	1,000,000	1,099,472
New York State Dormitory Authority,Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2034	1,010,000	1,050,399
New York State Dormitory Authority,Revenue Bonds, Refunding (Montefiore Obligated Group) Ser. A	5.00	8/1/2035	2,800,000	2,903,195
New York State Dormitory Authority,Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2045	3,540,000	3,591,535
New York State Dormitory Authority,Revenue Bonds, Refunding (North Shore Long Island Jewish) Ser. A	5.00	5/1/2043	1,300,000	1,308,743
New York State Dormitory Authority,Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2034	2,500,000	2,511,011
New York State Dormitory Authority,Revenue Bonds, Refunding (NYU Hospitals Center)	5.00	7/1/2032	500,000	520,337
New York State Dormitory Authority,Revenue Bonds, Refunding (St. John's University) Ser. A	4.00	7/1/2048	1,000,000	970,242
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2042	1,325,000	1,418,634
New York State Dormitory Authority,Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2041	1,000,000	1,075,443
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	4.00	3/15/2049	1,935,000	1,875,311
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. A	5.00	7/1/2041	1,000,000	1,030,277

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
New York State Dormitory Authority,Revenue Bonds, Refunding, Ser. D	4.00	2/15/2038	1,500,000		1,543,575
New York State Dormitory Authority,Revenue Bonds, Ser. A	5.00	3/15/2044	5,000,000		5,173,527
New York State Dormitory Authority,Revenue Bonds, Ser. F	5.00	2/15/2039	2,000,000		2,023,528
New York State Energy Research & Development Authority,Revenue Bonds, Refunding, Ser. C	4.00	4/1/2034	1,000,000		1,025,127
New York State Housing Finance Agency,Revenue Bonds (Sustainable Bond) Ser. C2	3.80	5/1/2029	2,000,000	[c]	2,006,705
New York State Mortgage Agency,Revenue Bonds, Ser. 223	3.50	4/1/2049	360,000		355,582
New York State Thruway Authority,Revenue Bonds, Refunding, Ser. A1	4.00	3/15/2055	2,000,000		1,912,623
New York State Thruway Authority,Revenue Bonds, Ser. A	5.00	1/1/2046	1,000,000		1,016,465
New York State Urban Development Corp.,Revenue Bonds (Personal Income Tax) Ser. A	5.00	3/15/2037	2,500,000		2,805,445
New York Transportation Development Corp.,Revenue Bonds	4.00	10/31/2041	1,750,000		1,614,694
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.00	1/1/2036	1,960,000		1,941,113
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	4.38	10/1/2045	1,240,000		1,223,540
New York Transportation Development Corp.,Revenue Bonds (Delta Air Lines)	5.00	10/1/2035	1,250,000		1,319,218
New York Transportation Development Corp.,Revenue Bonds (JFK International Air Terminal)	5.00	12/1/2041	2,000,000		2,098,587
New York Transportation Development Corp.,Revenue Bonds (Sustainable Bond) (JFK International Airport Terminal) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/30/2049	1,000,000		1,050,003
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal)	4.00	12/1/2042	1,500,000		1,440,264

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
New York Transportation Development Corp.,Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2033	1,450,000		1,560,324
Niagara Area Development Corp.,Revenue Bonds, Refunding (Covanta Holding Project) Ser. B	3.50	11/1/2024	3,250,000	[a]	3,218,246
Niagara Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding	5.25	5/15/2040	1,750,000		1,751,173
Niagara Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding	5.25	5/15/2034	2,000,000		2,001,914
Oneida County Local Development Corp.,Revenue Bonds (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	12/1/2051	1,000,000		912,365
Oneida County Local Development Corp.,Revenue Bonds, Refunding (Mohawk Valley Health System Obligated Group) (Insured; Assured Guaranty Municipal Corp.)	4.00	12/1/2049	1,000,000		930,127
Oyster Bay,GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	2/1/2033	3,000,000		3,042,327
Port Authority of New York & New Jersey,Revenue Bonds, Refunding Ser. 237	5.00	1/15/2052	2,000,000		2,175,925
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 195th	5.00	4/1/2036	4,000,000		4,090,656
Port Authority of New York & New Jersey,Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	4,000,000		4,117,210
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 184	5.00	9/1/2039	2,000,000		2,011,248
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 218	4.00	11/1/2047	1,000,000		950,001
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 221	5.00	7/15/2035	2,000,000		2,183,636
Port Authority of New York & New Jersey,Revenue Bonds, Ser. 93rd	6.13	6/1/2094	1,955,000		1,962,886
Suffolk Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding	4.00	6/1/2050	1,000,000		933,620
Triborough Bridge & Tunnel Authority,Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.00	11/15/2049	1,000,000		1,072,225

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
Triborough Bridge & Tunnel Authority,Revenue Bonds (MTA Bridges & Tunnels) Ser. A	5.25	5/15/2057	2,500,000		2,728,481
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding (MTA Bridges & Tunnels) Ser. C2	5.00	11/15/2042	2,000,000		2,105,824
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. A	5.00	11/15/2046	3,500,000		3,566,051
Triborough Bridge & Tunnel Authority,Revenue Bonds, Refunding, Ser. A	5.25	11/15/2045	1,500,000		1,522,983
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A	5.00	11/15/2042	3,000,000		3,134,707
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. A1	4.13	5/15/2064	2,500,000		2,418,919
Triborough Bridge & Tunnel Authority,Revenue Bonds, Ser. C1A	4.00	5/15/2046	1,500,000		1,469,603
TSASC,Revenue Bonds, Refunding, Ser. A	5.00	6/1/2041	2,500,000		2,540,897
TSASC,Revenue Bonds, Refunding, Ser. B	5.00	6/1/2045	1,220,000		1,118,283
Utility Debt Securitization Authority,Revenue Bonds, Refunding	5.00	12/15/2035	2,500,000		2,586,592
Westchester County Local Development Corp.,Revenue Bonds (New York Blood Center Project)	5.00	7/1/2038	500,000		551,774
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2029	250,000		260,962
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Miriam Osborn Memorial Home Association Obligated Group)	5.00	7/1/2027	270,000		280,358
Westchester County Local Development Corp.,Revenue Bonds, Refunding (Purchase Senior Learning Community Obligated Group)	5.00	7/1/2046	1,800,000	[a]	1,729,671
Westchester Tobacco Asset Securitization Corp.,Revenue Bonds, Refunding, Ser. B	5.00	6/1/2041	1,500,000		1,539,442

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 99.1%(continued)
New York - 98.6%(continued)
Western Nassau County Water Authority,Revenue Bonds (Sustainable Bond) Ser. A	4.00	4/1/2046	1,000,000	1,002,796
Yonkers Economic Development Corp.,Revenue Bonds (Charter School of Educational Excellence Project) Ser. A	5.00	10/15/2039	420,000	424,069
				223,485,265
U.S. Related - .5%
Puerto Rico,GO, Ser. A1	5.63	7/1/2027	1,000,000	1,056,442
Total Investments (cost $231,622,102)			99.1%	224,541,707
Cash and Receivables (Net)			0.9%	2,119,187
Net Assets			100.0%	226,660,894

GO—General Obligation

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2024, these securities were valued at $10,747,619 or 4.74% of net assets.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York AMT-Free Municipal Bond Fund

February 29, 2024 (Unaudited)

The following is a summary of the inputs used as of February 29, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	224,541,707	-	224,541,707

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 29, 2024, accumulated net unrealized depreciation on investments was $7,080,395, consisting of $799,571 gross unrealized appreciation and $7,879,966 gross unrealized depreciation.

At February 29, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.